Commitments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Commitments

33.   COMMITMENTS

33.1 Contracts related to supply of inputs

The subsidiary Indústria e Comércio de Cosméticos Natura Ltda., has commitments arising from electric power supply agreements, with physical delivery, for its manufacturing activities, as described below:

➢     Agreements started in 2018 and effective up to 2020, with the value of Megawatts/h between R$ 265 and R$ 363.

➢     Agreements started in 2019 and effective up to 2022, with the value of Megawatts/h between R$ 155 and R$ 305.

➢     Agreements started in 2020 and effective up to 2022, with the value of Megawatts/h between R$ 204 and R$ 238

The amounts are carried based on electric power consumption estimates in accordance with the contract period, whose prices are based on volumes, also estimated, resulting from the subsidiary’s continuous operations.

Total minimum supply payments, measured at nominal value, according to the contract, are:

	2020	2019	2018
Less than one year	1,413,904	17,918	1,268
One to five years	885,990	13,160	4,940
Total	2,299,894	31,078	6,208